REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
Disaggregation of Revenue
The following table summarizes the Company’s revenue disaggregated by type, and by over time or point in time recognition:

	Years Ended December 31,
	2021	2020	2019
Virtual currency (over time)(1)	$280,087	$268,137	$231,726
Advertising (point in time)	6,964	1,745	383
Other revenue (point in time)	$368	$—	$7,312
Total net revenue	$287,419	$269,882	$239,421

(1)Virtual currency is recognized over the estimated consumption period.
The following table summarizes the Company’s revenue disaggregated by geography:

	Years Ended December 31,
	2021	2020	2019
United States	$250,252	$228,568	$200,418
All other countries	37,167	41,314	39,003
Total net revenue	$287,419	$269,882	$239,421
Contract Balances
Contract assets represent the Company’s ability to bill customers for performance obligations completed under a contract. As of December 31, 2021 and December 31, 2020, there were no contract assets recorded in the Company’s consolidated balance sheet. The deferred revenue balance related to the purchase of virtual currency was immaterial as of December 31, 2021 and December 31, 2020. The opening and closing balance of trade receivables is further described in Note 5—Receivables.